Investment Strategy	Jul. 10, 2026
VistaShares Space Supercycle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of global space companies (defined below). The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Space Supercycle Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”).

The Fund, however, does not replicate the Index, as the Fund’s Sub-Adviser exercises investment discretion in constructing the Fund’s portfolio of global space companies and actively selects portfolio holdings using the Index and its methodology as an initial baseline for its securities selection. For example, the Sub-Adviser may buy or sell securities not yet included in or not yet removed from the Index and will engage in such transactions at times other than when the Index is rebalanced or reconstituted. Based on market developments or new information available to the Sub-Adviser regarding existing portfolio securities or emerging space companies (whether positive or negative), it will adjust or re-allocate portfolio holdings in a manner that deviates from the Index. The Fund may sell portfolio holdings of companies that have experienced negative changes in business circumstances or invest in companies that have recently completed an initial public offering (“IPO”) or experienced other events making them potentially attractive investment opportunities – without regard to the Index’s current composition. Accordingly, although the Fund’s returns may often be similar to that of the Index, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser defines a “space company” as a company that, based upon publicly available revenue data provided by the company through regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as business news reported by third parties that pertains to or analyzes a company’s revenue, derives at least 50% of its revenues from or has at least 50% of its assets invested in or has at least 50% of its assets devoted to the production, development and/or operation of (i) space access, launch, propulsion and spaceport systems, (ii) space segment systems, including spacecraft, satellites, payloads and space-qualified subsystems, (iii) ground segment infrastructure, including terminals, gateways, telemetry, tracking and command (“TT&C”) and mission operations, (iv) space networks, including satellite communications, inter-satellite links and space-based positioning, navigation and timing (“PNT”) infrastructure, and/or (v) space safety, security, reliability and space-derived data infrastructure, including space domain awareness (“SDA”)/space situational awareness (“SSA”), cybersecurity and resilience for space systems, qualification/testing services, and the downlink, processing and commercialization of space-derived datasets. The Sub-Adviser defines “supercycles” as long-term trends that disrupt current economic models through disruptive technological advancements shaping our world. The Sub-Adviser will evaluate all revenue data for accuracy.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to space-related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within space-related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, supercycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines valuations become excessive, fundamental outlook deteriorates, competitive position weakens, revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the space company ecosystem.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in space companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that the Sub-Adviser would characterize as emerging space companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on foreign exchanges (ordinary shares) and indirectly through American Depositary Receipts (“ADRs”). The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the industries or groups of related industries that space companies operate within, which as of the date of this Prospectus are primarily within the aerospace and defense industry.

The BITA VistaShares Space Supercycle Index

Index Overview:

The Index is a rules-based composite index that tracks the market performance of companies, listed on global stock exchanges, that derive a meaningful portion of their revenues from building, launching, operating, or enabling the space segment, ground segment, and space-enabled data networks that underpin the modern space economy. The Index’s initial universe consists of globally listed equity securities from companies involved in at least one of the following categories:

●	Launch Services & Spaceport Infrastructure: Companies engaged in the design, manufacturing, and operation of launch vehicles and the associated ground segment. This includes the production of propulsion systems (turbopumps, combustion chambers, nozzles), cryogenic fluid controls, and avionics; as well as the development of spaceport infrastructure such as launch mounts, propellant storage/transfer systems, range safety instrumentation, and ground-based telemetry and tracking networks.
●	Satellite & Spacecraft Manufacturing: Companies that manufacture satellite platforms and mission payloads. This covers the spacecraft bus supply chain, including power systems, thermal control, structures, and propulsion; as well as the payload supply chain, including optical and SAR sensors, phased array antennas, radiation-hardened electronics, and inter-satellite link terminals.
●	Ground Stations & Gateways: Companies focused on building the heavy terrestrial infrastructure that connects space assets to the global internet. This includes the manufacturing and installation of large-aperture gateway antennas, teleport networks, and radomes; as well as the high-power RF chain, baseband processing equipment, and the data center infrastructure required for the ingress, storage, and processing of massive satellite data streams.
●	User Terminals & SATCOM Equipment: Companies enabling the terrestrial end-point distribution of space connectivity through end-user hardware. This includes the mass manufacturing of fixed and mobile user terminals, flat-panel electronically steered antennas, and satellite modems; as well as the supply of specialized RF components such as Block Upconverters, Low Noise Blocks, and interference mitigation hardware for maritime, aviation, and enterprise markets.
●	On-Orbit Servicing & In-Space Logistics: Companies developing the infrastructure for space mobility and sustainability. This includes the design and manufacturing of Orbital Transfer Vehicles and kick stages; rendezvous and proximity operation sensors such as LiDAR and relative navigation vision systems; docking mechanisms, refueling interfaces, and robotics arms/end-effectors intended for satellite life-extension, debris removal, or in-space assembly.
●	SSA/STM & Space Security: Companies providing the critical security and resilience architecture for space operations. This includes Space Situational Awareness infrastructure such as ground-based radars and telescopes for object tracking; as well as the cybersecurity and cyber-physical security stack, including space-link encryption modules, anti-jamming antennas, zero-trust command and control architectures, and specialized software for collision avoidance and constellation management.

Index Universe:

The Index’s initial universe is determined by applying the following criteria:

●	Security Types: Includes ordinary shares and ADRs.

●	Minimum Size: Companies must have a market capitalization of at least USD 200 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Thematic Requirement: Companies must derive at least 50% of their revenue from at least one of the categories listed above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, company presentations, official earnings conference call transcripts, and news.

●	Listed on Eligible Exchanges: Only companies with securities listed on one of the following exchanges: Australian Stock Exchange; Bolsas y Mercados Espanoles; Borsa Italiana; Deutsche Börse; Euronext Amsterdam Stock Exchange; Euronext Brussels; Euronext Irish Stock Exchange; Euronext Lisbon; Euronext Oslo Børs; Euronext Paris Exchange; Hong Kong Stock Exchange; Korea Exchange; London Stock Exchange; Nasdaq Copenhagen; Nasdaq Helsinki; Nasdaq Stock Exchange; Nasdaq Stockholm; New York Stock Exchange; NYSE American; NYSE Arca; Shanghai Stock Exchange; Shenzhen Stock Exchange; Singapore Exchange; SIX Swiss Exchange; Taipei Exchange; Taiwan Stock Exchange; Tel-Aviv Stock Exchange; Tokyo Stock Exchange; Toronto Stock Exchange; TSX Venture Exchange.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

For more information about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in space companies.
VistaShares Robotics Supercycle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of global robotics companies (defined below). The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Robotics Supercycle Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”).

The Fund, however, does not replicate the Index, as the Fund’s Sub-Adviser exercises investment discretion in constructing the Fund’s portfolio of global robotics companies and actively selects portfolio holdings using the Index and its methodology as an initial baseline for its securities selection. For example, the Sub-Adviser may buy or sell securities not yet included in or not yet removed from the Index and will engage in such transactions at times other than when the Index is rebalanced or reconstituted. Based on market developments or new information available to the Sub-Adviser regarding existing portfolio securities or emerging global robotics companies (whether positive or negative), it will adjust or re-allocate portfolio holdings in a manner that deviates from the Index. The Fund may sell portfolio holdings of companies that have experienced negative changes in business circumstances or invest in companies that have recently completed an initial public offering (“IPO”) or experienced other events making them potentially attractive investment opportunities – without regard to the Index’s current composition. Accordingly, although the Fund’s returns may often be similar to that of the Index, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser defines a “robotics company” as a company that, based upon publicly available revenue data provided by the company through regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as business news reported by third parties that pertains to or analyzes a company’s revenue, derives at least 50% of its revenues from or has at least 50% of its assets invested in or has at least 50% of its assets devoted to the production, development and/or operation of (i) core robotics hardware, components and subsystems, (ii) robotics sensing, perception, localization, compute, connectivity and software stacks, (iii) industrial and manufacturing automation robotics, (iv) logistics, warehousing and autonomous mobile robotics (“AMRs”)/automated guided vehicles (“AGVs”), (v) healthcare, biotech and laboratory robotics, (vi) defense, security and public safety robotics, (vii) consumer, service and commercial robotics, and/or (viii) humanoid and general-purpose robotics platforms and related robotics-enabled services. The Sub-Adviser defines “supercycles” as long-term trends that disrupt current economic models through disruptive technological advancements shaping our world. The Sub-Adviser will evaluate all revenue data for accuracy.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to robotics-related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within robotics-related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, supercycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines valuations become excessive, fundamental outlook deteriorates, competitive position weakens, revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the robotics company ecosystem.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in robotics companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging robotics companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on foreign exchanges (ordinary shares) and indirectly through American Depositary Receipts (“ADRs”). The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the industries or groups of related industries that robotics companies operate within, which as of the date of this Prospectus are primarily within the machinery industry.

The BITA VistaShares Robotics Supercycle Index

Index Overview:

The Index is a rules-based composite index that tracks the market performance of companies, listed on global stock exchanges, that derive their revenues from building, enabling, and operating the robotics ecosystem across industrial, healthcare, defense, logistics, consumer, and humanoid robotics. .

Index Universe:

The Index’s initial universe consists of globally listed equity securities from companies involved in at least one of the following categories:

●	Industrial Robotics: Securities within this macro-segment aim to capture the established ecosystem of factory automation, collaborative robotics, and precision manufacturing. Companies in this segment represent the core hardware, sensors, and control systems required to automate physical tasks at scale. The companies included are divided into the following sub-segments:

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Servo Motors & Drives: Companies manufacturing the foundational motion-control hardware, including AC/DC servo motors, servo drives and amplifiers, stepper motors, variable frequency drives, encoders/resolvers, and linear motors.

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Precision Reducers (Industrial): Companies producing the high-precision mechanical gear systems that provide industrial robot joints with high torque and exact positioning. This includes strain-wave gears, cycloidal gearboxes, planetary gearheads, and cross-roller bearings.

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Machine Vision & Sensors: Companies producing sensory input systems utilized for automated quality control, part localization, and robotic guidance. This includes 2D cameras, LiDAR, 3D vision and depth sensors, barcode scanners, optical character recognition readers, proximity sensors, force/torque sensors, and tactile sensors.

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Controllers, PLCs & Factory Automation: Companies designing and supplying the centralized command architecture for automated production. This includes robot controllers, industrial PCs, programmable logic controllers, human-machine interfaces, industrial network modules, as well as robotics software, digital twins, simulation environments, and fleet management systems.

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Connectors, Power & Materials: Companies supplying the mission-critical hardware to reliably power and network industrial robotic systems. This includes industrial connectors, high-density cables, advanced power semiconductors, rare-earth magnets, and essential thermal management components like heat sinks, cooling fans, and thermal interface materials.

○	Cobots, Safety & End-Effectors: Companies providing collaborative robot arms designed to operate safely alongside humans, along with the necessary safety infrastructure and end-effectors.

●	Humanoid Robotics & Advanced Autonomous Systems: Securities within this macro-segment capture the supply chain enabling the next generation of general-purpose, bipedal humanoid robots and highly autonomous edge systems. It focuses on the specialized actuators, high-performance compute, and power systems required for untethered, AI-driven movement. The companies included are divided into the following sub-segments:
○	Linear & Rotary Actuators: Companies producing the specialized, power-dense drive mechanisms responsible for human-like robotic movement. This includes frameless BLDC motors, integrated rotary actuators with embedded reducers, quasi-direct drive actuators, ball screws, roller screws, and series elastic actuators.
○	Humanoid Reducers & Joints: Companies manufacturing ultra-lightweight transmission systems engineered specifically for the form-factor constraints of bipedal robots, including micro-harmonic drives, integrated joint modules, and tendon/cable-driven mechanisms.
○	Edge AI & Embodied Compute: Companies providing the massive onboard computational power required for real-time robotic AI and navigation. This includes AI Systems on a Chip, embedded inference GPUs, neural processing units, tensor cores, transformer accelerators, Systems-on-Modules, and ruggedized edge AI controllers.
○	Batteries & Mobile Power: Companies designing and supplying the energy infrastructure required for untethered operation, including high-discharge lithium-ion/Li-Po battery packs, battery management systems, power distribution boards, mobile DC-DC converters, and integrated motor drives/micro-inverters.
○	Dexterous Manipulation & Perception: Companies providing the specialized sensors required for bipedal balance, spatial awareness, and delicate object manipulation. This includes inertial measurement units, tactile sensor arrays, force-sensitive electronic skin, magnetometers, inertial navigation systems, and miniature sensors.
○	Humanoid OEM & Integration: Companies that design, build, and assemble complete bipedal humanoid platforms, along with the software architectures, APIs, and integration services required to deploy these general-purpose robots into real-world workflows, from warehouses to domestic care.

Index Universe:

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and ADRs.

●	Minimum Size: Companies must have a market capitalization of at least USD 200 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Thematic Requirement: Companies must derive at least 50% their revenue from at least one of the categories listed above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, company presentations, official earnings conference call transcripts, and news.

●	Listed on Eligible Exchanges: Only companies with securities listed on one of the following exchanges: Australian Stock Exchange; Bolsas y Mercados Espanoles; Borsa Italiana; Deutsche Börse; Euronext Amsterdam Stock Exchange; Euronext Brussels; Euronext Irish Stock Exchange; Euronext Lisbon; Euronext Oslo Børs; Euronext Paris Exchange; Hong Kong Stock Exchange; Korea Exchange; London Stock Exchange; Nasdaq Copenhagen; Nasdaq Helsinki; Nasdaq Stock Exchange; Nasdaq Stockholm; New York Stock Exchange; NYSE American; NYSE Arca; Shanghai Stock Exchange; Shenzhen Stock Exchange; Singapore Exchange; SIX Swiss Exchange; Taipei Exchange; Taiwan Stock Exchange; Tel-Aviv Stock Exchange; Tokyo Stock Exchange; Toronto Stock Exchange; TSX Venture Exchange.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

For more information about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in robotics companies.
VistaShares Defense Supercycle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of global defense procurement supply chain companies, referred to as “defense supercycle companies” (defined below). The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Defense Supercycle Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”).

The Fund, however, does not replicate the Index, as the Fund’s Sub-Adviser exercises investment discretion in constructing the Fund’s portfolio of global defense supercycle companies and actively selects portfolio holdings using the Index and its methodology as an initial baseline for its securities selection. For example, the Sub-Adviser may buy or sell securities not yet included in or not yet removed from the Index and will engage in such transactions at times other than when the Index is rebalanced or reconstituted. Based on market developments or new information available to the Sub-Adviser regarding existing portfolio securities or emerging defense companies (whether positive or negative), it will adjust or re-allocate portfolio holdings in a manner that deviates from the Index. The Fund may sell portfolio holdings of companies that have experienced negative changes in business circumstances or invest in companies that have recently completed an initial public offering (“IPO”) or experienced other events making them potentially attractive investment opportunities – without regard to the Index’s current composition. Accordingly, although the Fund’s returns may often be similar to that of the Index, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser defines a “defense supercycle company” as a company that, based upon publicly available revenue data provided by the company through regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as business news reported by third parties that pertains to or analyzes a company’s revenue, derives at least 50% of its revenues from or has at least 50% of its assets invested in or has at least 50% of its assets devoted to the production, development and/or operation of (i) sensors, electronic warfare systems, tactical communications, satellite communications terminals, compute and microelectronics, test and interconnect equipment, and power and energy systems used in defense applications, (ii) aircraft propulsion systems, actuation and flight controls, avionics and mission systems, aerospace structures, and advanced materials supplied to military aircraft and rotorcraft programs, (iii) naval propulsion and power systems, shipboard sensors and communications, hull materials and fabrication, and combat systems integration for military surface and subsurface vessels, (iv) guided missile components including guidance and seeker systems, solid rocket motors, energetics, warheads and propellants, conventional ammunition, precision bearings and actuation, and missile electronics and test equipment, (v) defense space systems including radiation-hardened electronics, space-qualified computing, and satellite launch and bus subsystems procured under military space programs, and/or (vi) ground vehicle systems, armor, fire control, drivetrain components, critical materials and rare earth elements, and industrial base capacity supporting defense procurement under U.S. Department of Defense Title III programs. The Sub-Adviser defines “supercycles” as long-term trends that disrupt current economic models through disruptive technological advancements shaping our world. The Sub-Adviser will evaluate all revenue data for accuracy.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to defense-related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within defense-related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, supercycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines valuations become excessive, fundamental outlook deteriorates, competitive position weakens, revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the defense supercycle company ecosystem.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in defense procurement supply chain companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging defense procurement supply chain companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on foreign exchanges (ordinary shares) and indirectly through American Depositary Receipts (“ADRs”). The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the industries or groups of related industries that defense supercycle companies operate within, which as of the date of this Prospectus are primarily within the aerospace and defense industry.

The BITA VistaShares Defense Supercycle Index

Index Overview:

The Index is a rules-based composite index that tracks the market performance of companies, listed on global stock exchanges, that derive a meaningful portion of their revenues from supplying components, subsystems, materials, and enabling technologies to the U.S. Department of Defense procurement supply chain, as defined by the annual DoD Procurement appropriation and its constituent P-1 appropriation lines.

Index Universe:

The Index’s initial universe consists of globally listed equity securities from companies involved in at least one of the following categories:

○	C4ISR & Electronics: Companies engaged in providing the critical sensors, communications, compute, and power infrastructure for military applications. This includes the production of AESA radars, electronic warfare suites, IR sensors, image intensifier tubes for night vision, targeting pods, tactical radios, satellite terminals, networking datalinks, as well as AI-driven data analytics, mission data fusion software, and enterprise defense platforms; as well as the development of ruggedized processors, FPGAs, radiation-hardened chips, GaN-on-SiC MMIC chips, tactical batteries, and directed energy power systems.

○	Aircraft: Companies focused on the manufacturing of critical hardware and aerostructures for military aviation. This covers propulsion and engine controls, including military turbofan engines and afterburner controls, as well as hydraulic actuators, fly-by-wire systems, precision bearings, glass cockpit displays, mission computers, data fusion systems, specialized structures like titanium forgings and carbon fiber composites, and physical flight simulators and synthetic training systems.

○	Shipbuilding: Companies focused on the construction, propulsion, and system integration of naval fleets. This includes the manufacturing of nuclear reactors, naval gas turbines, and electric drives, as well as SPY-6 radar, sonar suites, submarine-grade steel, and Aegis combat systems.

○	Missiles & Weapons: Companies engaged in the production of specialized internal components and energetics for precision-guided munitions. This includes RF and IR seekers, GPS navigation tools, solid rocket motors, HMX and RDX explosives, warhead casings, fuzes, precision bearings for fin control, missile electronics modules, Automated Test Equipment (ATE) for defense electronics, and safe-arm devices.

○	Space: Companies enabling the military’s off-planet architecture through specialized electronics and launch infrastructure. This includes the manufacturing of radiation-hardened processors, space-rated FPGAs, launch vehicle subsystems, and satellite solar arrays.

○	Ground Vehicles: Companies producing the critical subsystems required for land-based combat vehicles and artillery. This includes the manufacturing of advanced armor plating, thermal sights, specialized heavy drivetrains and transmissions, automated howitzer ammunition feeds, and integrated counter-UAS mechanisms.

○	Ammunition: Companies addressing the mass production and surge demand for conventional firepower. This focuses strictly on the manufacturing of 155mm artillery shells, bomb bodies, small arms ammunition, fuzes, and the foundational energetic materials and propellants.

○	Industrial Base (DPA/Title III): Companies providing the foundational raw materials and direct production capacity critical to defense supply chain resilience. This includes the mining and processing of rare earth elements, critical SRM materials, precision bearings, rad-hard packaging, and sub-tier facilitization investments in direct production capacity.

Index Universe:

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and ADRs.

●	Minimum Size: Companies must have a market capitalization of at least USD 200 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Thematic Requirement: Companies must derive at least 50% their revenue from at least one of the categories listed above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, company presentations, official earnings conference call transcripts, and news.

●	Listed on Eligible Exchanges: Only companies with securities listed on one of the following exchanges: Australian Stock Exchange; Bolsas y Mercados Espanoles; Borsa Italiana; Deutsche Börse; Euronext Amsterdam Stock Exchange; Euronext Brussels; Euronext Irish Stock Exchange; Euronext Lisbon; Euronext Oslo Børs; Euronext Paris Exchange; Hong Kong Stock Exchange; Korea Exchange; London Stock Exchange; Nasdaq Copenhagen; Nasdaq Helsinki; Nasdaq Stock Exchange; Nasdaq Stockholm; New York Stock Exchange; NYSE American; NYSE Arca; Shanghai Stock Exchange; Shenzhen Stock Exchange; Singapore Exchange; SIX Swiss Exchange; Taipei Exchange; Taiwan Stock Exchange; Tel-Aviv Stock Exchange; Tokyo Stock Exchange; Toronto Stock Exchange; TSX Venture Exchange.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

For more information about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in defense procurement supply chain companies.